REGULATORY FEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
REGULATORY FEES
Current	R$ 996,610	R$ 542,913
Non-current	464,358	649,341
Total	R$ 1,460,968	1,192,254
Value of investments made by concessionaires and permit-holders percentage	2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage	3.00%
Concessionaires pay percentage	6.75%
Economic value added by the concessionaire Percentage	1.00%
Research and Development - R&D and Energy Efficiency - PEE
REGULATORY FEES
Current	R$ 583,855	235,492
Non-current	464,330	649,303
RGR quota
REGULATORY FEES
Current	223,120	196,584
Non-current	28	38
Compensation for the Use of Water Resources
REGULATORY FEES
Current	122,029	80,617
CDE contribution
REGULATORY FEES
Current	28,448	13,809
PROINFA contribution
REGULATORY FEES
Current	23,753	7,438
Electricity Service Inspection Fee
REGULATORY FEES
Current	R$ 15,405	R$ 8,973